LEASES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Administrative costs and expenses	$ 5,000	$ 4,000	$ 6,000
Monthly consecutive installments	623
Current lease receivable	4,000	7,000
Non-current lease receivable		4,000
Operating leases income	1,000	1,000	$ 1,000
Current Liability [Member]
IfrsStatementLineItems [Line Items]
Other current payables	21,000	4,000
Noncurrent Liability [Member]
IfrsStatementLineItems [Line Items]
Other noncurrent payables	$ 15,000	$ 11,000